Operating profit (Tables)	12 Months Ended
Dec. 31, 2020
Operating profit
Schedule of other operating income and expense

	2020	2019	2018
	$m	$m	$m
Royalties
Income	149	146	96
Amortisation	(2)	(4)	(4)
Gains on disposal of intangible assets	1,030	1,243	1,885
Net gains/(losses) on disposal of other non-current assets	25	(21)	(8)
Impairment of property, plant and equipment	(12)	–	–
Legal settlements[1]	–	–	374
Other income[2]	406	285	277
Other expense	(68)	(108)	(93)
Other operating income and expense	1,528	1,541	2,527

[1]	Primarily driven by a $352m settlement of legal action in Canada in relation to a patent infringement of Losec/Prilosec.
[2]	Other income in 2020 includes $107m of payments from Allergan in respect of the development of brazikumab (2019: $nil; 2018: $nil).

Schedule of restructuring costs

	2020	2019	2018
	$m	$m	$m
Cost of sales	53	73	432
Research and development expense	35	101	94
Selling, general and administrative costs	162	173	181
Other operating income and expense	1	–	(10)
Total charge	251	347	697

	2020	2019	2018
	$m	$m	$m
Severance costs	26	137	41
Accelerated depreciation and impairment[1]	17	(67)	259
Other	208	277	397
Total charge	251	347	697

Schedule of net gains and losses on financial instruments included within operating profit

	2020	2019	2018
	$m	$m	$m
Losses on forward foreign exchange contracts	(86)	(112)	(100)
Gains on receivables and payables	89	66	43
Total	3	(46)	(57)